THE ADVISORS' INNER CIRCLE FUND II

                          REAVES SELECT RESEARCH FUND

                        SUPPLEMENT DATED SEPTEMBER 8, 2011
                                     TO THE
    INVESTOR CLASS SHARES PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
           DATED NOVEMBER 29, 2010, AS SUPPLEMENTED FEBRUARY 8, 2011


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

     1. Effective September 12, 2011 (the "Effective Date"), all existing Investor Class Shares of the Reaves Select Research Fund (the "Fund") have been reclassified as Class A Shares. Accordingly, all references to "Investor Class Shares" in the Prospectus and Statement of Additional Information are replaced with "Class A Shares." Beginning on the Effective Date, Class A Shares will be sold subject to a front-end sales charge. Shareholders of Investor Class Shares of the Fund on the day prior to the Effective Date will not be subject to the sales charge on purchases made on or after the Effective Date.

     2. On page 1 of the Prospectus, under the heading "Fund Fees and Expenses" the Annual Operating Expense Table and the Example are deleted and replaced with the following:

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Fund. More information about these and other discounts is available from your financial professional and in the section "Sales Charges" of this prospectus.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                                  CLASS A SHARES
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)Imposed on Purchases (as a
percentage of offering price)                                         4.75%
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage
of net asset value)                                                    None
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and
Other Distributions (as a percentage of offering price)                None
--------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if
applicable)                                                            None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                        CLASS A SHARES
--------------------------------------------------------------------------------
Management Fees                                              0.75%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                                    0.25%
--------------------------------------------------------------------------------
Other Expenses                                               0.67%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                          1.67%
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
            1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
             $637            $976           $1,339         $2,357
--------------------------------------------------------------------------------

     3. On page 5 of the Prospectus, the following is added to the first paragraph under the heading "Performance Information:"

The performance information shown below does not reflect sales charges that may be paid when investors buy Class A Shares of the Fund. If sales charges were reflected, the returns would be less than those shown.

     4. On page 15 of the Prospectus, the following replaces the first paragraph of the heading "General Information:"

You may purchase shares on any Business Day. Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed. The price per share will be (i) the NAV next determined after the Fund or an authorized institution receives your purchase order in proper form, plus
(ii) the front-end sales charge. "Proper form" means that the Fund was provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

     5. On page 18 of the Prospectus, the following is inserted above the heading "How to Sell Your Fund Shares:"

SALES  CHARGES

FRONT-END  SALES  CHARGES  -  CLASS  A  SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 100% of the sales charge by SEI Investments Distribution Co. (the "Distributor"). The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment.

                                                    YOUR SALES CHARGE      YOUR SALES CHARGE AS
                                                   AS A PERCENTAGE  OF     A PERCENTAGE OF YOUR
CLASS A SHARES       IF YOUR INVESTMENT IS:           OFFERING  PRICE         NET  INVESTMENT
------------------------------------------------------------------------------------------------
                     Less than $25,000                    4.75%                   4.99%
                     $25,000 but less than $50,000        4.50%                   4.71%
                     $50,000 but less than $100,000       4.00%                   4.17%
                     $100,000 but less than $250,000      3.00%                   3.09%
                     $250,000 but less than $500,000      2.50%                   2.56%
                     $500,000 but less than $1,000,000    1.00%                   1.01%
                     $1,000,000 and over                   None                    None

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in personal or retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. The Fund or your financial intermediary may request documentation from you in order to verify your eligibility for a breakpoint discount. This information may include account statements and records regarding Fund shares held at all financial intermediaries by you and members of your immediate family. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charges" below.

WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

o By holders of the Fund's Investor Class Shares on the day prior to their redesignation as Class A Shares;

o    through reinvestment of dividends and distributions;

o through an asset allocation account advised by the Adviser or one of its affiliates;

o by persons repurchasing shares they redeemed within the last 30 days (see "Repurchase of Class A Shares");

o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 30 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

o by directors, employees, and retirees of the Adviser and its affiliates and two generations of their respective ascendants, descendants, siblings and spouses;

o    by Trustees and officers of The Advisors' Inner Circle Fund II;

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 30 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 30 days of your redemption. In addition, you must notify your investment professional or institution when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGE - CLASS A SHARES

In addition to the above described reductions in front-end sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, the Fund or its agent may request account statements if it is unable to verify your account information.

RIGHTS OF ACCUMULATION

In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares of the Fund that you already own to the amount that you are currently purchasing. The value of your current purchases will be combined with the current value of Class A Shares of the Fund you purchased previously that are currently held for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify DST Systems, Inc. (the "Transfer Agent") at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at the Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT

You may purchase Class A Shares of the Fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Fund's Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE

When calculating the appropriate sales charge rate, the Fund will combine purchases of Class A Shares (that are subject to a sales charge) of the Fund made on the same day by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

PURCHASERS QUALIFYING FOR REDUCTIONS IN FRONT-END SALES CHARGES

Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS

o an individual, his or her spouse, or children residing in the same household;

o    any trust established exclusively for the benefit of an individual;

TRUSTEES  AND  FIDUCIARIES

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS

o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced front-end sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of the Fund held in all accounts (e.g., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

GENERAL  INFORMATION  ABOUT  SALES  CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

     6. On page 18 of the Prospectus, the following is added as the third paragraph under the heading "How to Sell Your Fund Shares:"

The sale price will be the NAV per share next determined after the Fund receives your request.

     7. On page 1 of the SAI, under "Description of Multiple Classes of Shares," the first sentence is deleted and replaced with the following:

The Trust is authorized to offer shares of the Fund in Institutional and Class A Shares (formerly, Investor Class Shares).

     8. On page 16 of the SAI, the following is added above the heading "Payments to Financial Intermediaries:"

DEALER REALLOWANCES. Class A Shares of the Fund are sold subject to a front-end sales charge as described in the Class A Shares prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

-----------------------------------------------------------------------------------------------
              $25,000       $50,000       $100,000      $250,000     $500,000
LESS          BUT LESS      BUT LESS      BUT LESS      BUT LESS     BUT LESS
THAN          THAN          THAN          THAN          THAN         THAN           OVER
$25,000       $50,000       $100,000      $250,000      $500,000     $1,000,000     $1,000,000
-----------------------------------------------------------------------------------------------
4.75%         4.50%         4.00%         3.00%         2.50%        1.00%           None
-----------------------------------------------------------------------------------------------



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.





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